SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Statement [Abstract]
Accounts receivable	$ 135	$ (36)
Inventory	(57)	56
Prepayments and other	(5)	(115)
Accounts payable and other	(201)	(141)
Changes in non-cash working capital, net	$ (128)	$ (236)